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                                                July 2, 1997 Supplement to
                                                Prospectus Dated May 1, 1997


                          TRAVELERS TARGET MATURITY


The following information supplements the prospectus dated May 1, 1997 for Travelers Target Maturity.

For Contracts issued in New York, you may only annuitize after the first Contract Year.


L-21190                                                         7/97